Cover Page	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity File Number	001-32336
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	601 West 2nd Street,
Entity Address, City or Town	A
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	7
Local Phone Number	281-0
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001297996
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series J Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE